Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	March 31,	December 31,
Schedule of Marketable Securities Value	2024	2023
Equity securities
Fair value and carrying value at beginning of period	$1,175,892	$98,053
Increase in fair value	930,776	1,077,839
Fair value and carrying value at balance sheet date	$2,106,668	$1,175,892